Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 19, 2023
Intangible Assets
Beginning of period	€ (419)	€ (402)
Exchange differences	(212)
Ending of period	(16,947)	(419)	€ (402)
Eneti Inc
Intangible Assets
Goodwill recognised as of acquisition date				€ 16,919
Cost
Intangible Assets
Beginning of period	(662)
Acquisition of businesses	16,919
Additions	31
Ending of period	(17,400)	(662)
Accumulated depreciation
Intangible Assets
Beginning of period	243
Depreciation charge	210
Ending of period	453	243
Software
Intangible Assets
Beginning of period	(419)	(402)
Ending of period	(240)	(419)	(402)
Software | Cost
Intangible Assets
Beginning of period	(662)	(434)
Additions	31	228	434
Ending of period	(693)	(662)	(434)
Software | Accumulated depreciation
Intangible Assets
Beginning of period	243	32
Depreciation charge	210	211	32
Ending of period	453	€ 243	€ 32
Goodwill
Intangible Assets
Exchange differences	(212)
Ending of period	(16,707)
Goodwill | Cost
Intangible Assets
Acquisition of businesses	16,919
Ending of period	€ (16,707)